Supplemental Revenue Information (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue Information
The following table summarizes the components of the Company’s revenues by payer category:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020
Patient fee payers:
Commercial	$51,798	$42,715	$138,672	$120,886
Medicare	13,158	7,491	30,149	20,419
Medicaid	980	2,161	4,837	5,697
Attorney	5,046	5,155	18,298	15,186
Workers comp	3,166	2,604	8,642	7,307
Other patient revenue	2,933	2,549	8,193	6,546

	77,081	62,675	208,791	176,041
Hospital and healthcare providers	30,081	-	30,081	-
Other revenues	1,015	538	2,764	2,706

	$108,177	$63,213	$241,636	$178,747